Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities

	December 31,
	2012	2011
Voyage and vessel	8,880	5,727
Interest	4,078	4,313
Payroll and benefits to related parties	4,924	4,487

	17,882	14,527